SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
Segment Disclosure
Consistent with presentation in the Consolidated Balance Sheets and Statements of Cash Flows, the below amounts for Assets, Capital expenditures, and Depreciation and amortization include discontinued operations for all periods presented and are included in the Corporate & Other segment.

(in thousands)	Flavors & Fragrances	Color	Corporate & Other	Consolidated

2014
Revenue from external customers	$813,808	$487,503	$146,510	$1,447,821
Intersegment revenue	33,214	20,574	229	54,017
Total revenue	847,022	508,077	146,739	1,501,838
Operating income (loss)	119,093	114,884	(103,312)	130,665
Interest expense	—	—	16,067	16,067
Earnings (loss) before income taxes from continuing operations	119,093	114,884	(119,379)	114,598
Assets	814,215	732,364	218,627	1,765,206
Capital expenditures	41,131	31,883	6,384	79,398
Depreciation and amortization	26,180	18,785	6,491	51,456

2013
Revenue from external customers	$843,233	$473,811	$145,082	$1,462,126
Intersegment revenue	33,269	21,246	97	54,612
Total revenue	876,502	495,057	145,179	1,516,738
Operating income (loss)	120,278	107,873	(54,371)	173,780
Interest expense	—	—	16,147	16,147
Earnings (loss) before income taxes from continuing operations	120,278	107,873	(70,518)	157,633
Assets	896,335	761,485	212,914	1,870,734
Capital expenditures	59,040	38,639	6,567	104,246
Depreciation and amortization	27,435	17,541	7,040	52,016

2012
Revenue from external customers	$835,619	$478,341	$139,595	$1,453,555
Intersegment revenue	34,428	22,326	34	56,788
Total revenue	870,047	500,667	139,629	1,510,343
Operating income (loss)	120,825	101,062	(29,008)	192,879
Interest expense	—	—	16,901	16,901
Earnings (loss) before income taxes from continuing operations	120,825	101,062	(45,909)	175,978
Assets	859,303	715,683	201,657	1,776,643
Capital expenditures	49,781	45,858	8,167	103,806
Depreciation and amortization	26,996	14,393	6,963	48,352

Geographical Information
The Company’s annual revenue from continuing operations summarized by geographic location is as follows:

(in thousands)	2014	2013	2012
Revenue from external customers:
North America	$750,345	$782,088	$783,840
Europe	389,588	382,077	370,490
Asia Pacific	193,163	188,917	197,658
Other	114,725	109,044	101,567
Consolidated	$1,447,821	$1,462,126	$1,453,555
Long-lived assets:
North America	$537,668	$531,005	$504,483
Europe	423,972	506,352	472,865
Asia Pacific	29,948	32,148	35,891
Other	14,229	11,404	12,050
Consolidated	$1,005,817	$1,080,909	$1,025,289

Product Information
The Company’s revenue from continuing operations summarized by product portfolio is as follows:

(in thousands)	2014	2013	2012
Traditional Flavors & Fragrances	$724,693	$736,107	$715,227
Natural Ingredients	227,538	244,155	252,941
Food & Beverage Colors	334,565	307,179	310,639
Non-Food Colors	215,042	229,297	231,536
Interdivision Revenue	(54,017)	(54,612)	(56,788)
Consolidated	$1,447,821	$1,462,126	$1,453,555